NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE
11	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus Common Stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the three and nine months ended September 30, 2022 and 2021 all warrants, options and convertible debt securities were excluded from the computation of diluted net loss per share.

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive for the three and nine months ended September 30 2022 and 2021 are as follows:

	Three and nine months ended September 30, 2022 (Shares)	Three and nine months ended September 30, 2021 (Shares)
Convertible debt	14,738,682	13,626,666
Stock options	46,316,666	30,516,666
Warrants to purchase shares of Common Stock	58,304,105	37,304,104
	119,359,453	81,447,436

14	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the years ended December 31, 2021 and 2020 all warrants options and convertible debt securities were excluded from the computation of diluted net loss per share.

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive for the years ended December 31, 2021 and 2020 are as follows:

	Year ended December 31, 2021 (Shares)	Year ended December 31, 2020 (Shares)
Convertible debt	13,626,666	56,486,677
Stock options	30,516,666	100,000
Warrants to purchase shares of common stock	37,304,104	51,188,572
	81,477,436	107,775,249